Related Party Transactions - Schedule of Remuneration of Key Management Personnel (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions - Schedule of Remuneration of Key Management Personnel (Details) [Line Items]
Professional fees	[1]	$ 136,081	$ 187,913	$ 307,534
Salaries	[1]	858,479	840,650	833,717
Share based compensation	[2]	1,564,208	1,429,568	3,092,012
Total		$ 2,558,768	$ 2,458,131	$ 4,233,263

[1]	Represents the professional fees and salaries paid to officers and directors in BTC. During the year ended December 31, 2024 the Company paid 26 BTC (December 31, 2023 - 8 BTC; December 31, 2022 - 27 BTC) as compensation for the services provided in by officers and directors with a fair value of $1,773,027 (December 31, 2023 - $220,591; December 31, 2022 - $739,745). A realized loss on fair value of accrued BTC of $773,876 was recognized through profit and loss during the year (December 31, 2023 - gain of $206,659; December 31, 2022 - $nil) based on changes in the price of BTC between the date salaries were owed and paid. As at December 31, 2024, 3 BTC with a fair value of $267,628 have been accrued for compensation related to services provided in 2024 by officers and directors.
[2]	Represents the share based compensation for officers and directors.